Goodwill Key Assumptions Impairment (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2020
Potash Segment [Member]
Disclosure Goodwill Key Assumptions Impairment [Line Items]
Discount Rate Current	7.60%		8.30%
Terminal Growth Rate	2.50%		2.50%
Nitrogen Segment [Member]
Disclosure Goodwill Key Assumptions Impairment [Line Items]
Discount Rate Current	8.30%		9.30%
Terminal Growth Rate	2.30%		2.00%
North America Retail [Member]
Disclosure Goodwill Key Assumptions Impairment [Line Items]
Amount recoverable amount exceeds its carrying amount	$ 570
Discount Rate Used In Previous Measurement Of Fair Value Less Costs of Disposal			8.50%
Trinidad CGU [Member]
Disclosure Goodwill Key Assumptions Impairment [Line Items]
Terminal Growth Rate	2.30%
Discount Rate Used In Previous Measurement Of Fair Value Less Costs of Disposal				12.60%
Key Assumptions [Member] | South America Retail [Member]
Disclosure Goodwill Key Assumptions Impairment [Line Items]
Discount Rate Current		16.60%
Goodwill Impairment Forecasted EBITDA Value Used		$ 4,300
Terminal Growth Rate		6.00%
Discount Rate Used In Previous Measurement Of Fair Value Less Costs of Disposal			16.00%
Key Assumptions [Member] | North America Retail [Member]
Disclosure Goodwill Key Assumptions Impairment [Line Items]
Discount Rate Current	8.60%
Goodwill Impairment Forecasted EBITDA Value Used	$ 8,040
Terminal Growth Rate	2.50%